Financial Liabilities at Amortized Cost - Schedule of Repurchase Agreements and Securities Lending (Details) - Demand [member] - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Transaction with other foreign entities
Total	$ 109,794	$ 157,173
Repurchase agreements with other banks [Member] | Transaction with domestic banks [Member]
Transaction with domestic banks
Transaction with domestic banks
Repurchase agreements with other banks [Member] | Transaction with foreign banks [Member]
Transaction with foreign banks
Transaction with foreign banks
Repurchase agreements with other banks [Member] | Transaction with other domestic entities [Member]
Transaction with other domestic entities
Transaction with other domestic entities	109,794	157,173
Repurchase agreements with the Central Banks of Chile [Member] | Transaction with domestic banks [Member]
Transaction with domestic banks
Transaction with domestic banks
Repurchase agreements with the Central Banks of Chile [Member] | Transaction with foreign banks [Member]
Transaction with foreign banks
Transaction with foreign banks
Obligations from securities lending [Member]
Transaction with other domestic entities
Transaction with other domestic entities
Obligations from securities lending [Member] | Transaction with domestic banks [Member]
Transaction with domestic banks
Transaction with domestic banks
Obligations from securities lending [Member] | Transaction with foreign banks [Member]
Transaction with foreign banks
Transaction with foreign banks
Obligations from securities lending [Member] | Transaction with other foreign entities [Member]
Transaction with other foreign entities
Transaction with other foreign entities
Repurchase Agreement [Member] | Transaction with other foreign entities [Member]
Transaction with other foreign entities
Transaction with other foreign entities